Retirement benefit plan - Schedule of changes in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Beginning balance	$ 30
Ending balance	251	$ 30
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	2,008	4,070	$ 3,523
Interest income	85	139	172
Net transfers to related parties	(43)	(1,204)	(237)
Interest income from plan assets in actuarial (gain) loss	(2)	(3)	(8)
Contributions by employer directly to plan assets	490	0	931
Benefits payments	(145)	(485)	(251)
Translation differences	47	(509)	(60)
Ending balance	$ 2,440	$ 2,008	$ 4,070